Trading Assets - Summary of Geographic Breakdown Trading Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of financial assets [line items]
Trading loans	$ 14,334	[1]	$ 17,312
Hedge To Loan-based Credit Total Return Swaps [Member]
Disclosure of financial assets [line items]
Trading loans	$ 6,071		$ 7,390

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).